UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-4364

Exact name of registrant as specified in charter:    Voyageur Intermediate
                                                     Tax-Free Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            November 30, 2006

Item 1.  Schedule of Investments.


Schedule of Investments (Unaudited)


Delaware Tax-Free Minnesota Intermediate Fund
_____________________________________________

November 30, 2006


                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds - 98.61%
Corporate-Backed Revenue Bonds - 3.35%
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21                               $750,000           $771,353
Minneapolis Community Development Agency Supported Revenue Common Bond Fund
     Series 4 6.20% 6/1/17 (AMT)                                                                       1,055,000          1,065,845
                                                                                                                          _________

                                                                                                                          1,837,198
                                                                                                                          _________

Education Revenue Bonds - 10.79%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21                    2,250,000          2,363,400
Minnesota State Higher Education Facilities Authority Revenue
     (Augsburg College) Series 6-J1 5.00% 5/1/28                                                         750,000            783,495
     (University of St. Thomas) Series 5-Y 5.25% 10/1/19                                               1,590,000          1,728,950
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation
     Project) 5.00% 5/1/23                                                                             1,000,000          1,052,490
                                                                                                                          _________

                                                                                                                          5,928,335
                                                                                                                          _________
Electric Revenue Bonds - 1.98%
Chaska Electric Revenue (Generating Facilities) Series A 5.25% 10/1/25                                 1,000,000          1,086,400
                                                                                                                          _________

                                                                                                                          1,086,400
                                                                                                                          _________

Escrowed to Maturity Bonds - 2.13%
University of Minnesota Series A 5.75% 7/1/16                                                          1,000,000          1,169,870
                                                                                                                          _________

                                                                                                                          1,169,870
                                                                                                                          _________

Health Care Revenue Bonds - 23.36%
Apple Valley Economic Development Authority Health Care Revenue (Evercare Senior
     Living Projects) Series A 6.00% 12/1/25                                                             500,000            506,125
Bemidji Hospital Facilities First Meeting Revenue (North Country Health Services)
     5.00% 9/1/24 (RADIAN)                                                                               500,000            521,910
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 5.00% 4/1/20         1,250,000          1,307,550
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/29                   1,000,000          1,055,400
Minneapolis Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32                 1,500,000          1,632,780
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care System
(Health Partners Obligation Group Project) 6.00% 12/1/17                                               1,125,000          1,247,265
Moorhead Economic Development Authority Multifamily Revenue (Eventide Lutheran
     Home Project) Series B 6.00% 6/1/18                                                               1,000,000          1,000,840
Northfield Hospital Revenue 5.25% 11/1/21                                                              1,000,000          1,071,430
Oakdale Elderly Housing Revenue (PHM/Oakdale Inc. Project) 5.75% 3/1/18                                1,400,000          1,404,200
Sherburne County Health Care Facilities Revenue (Guardian Angel Health Services) 5.30% 10/1/26           250,000            255,235
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.50% 7/1/25    1,500,000          1,633,125
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
     Series B 5.85% 11/1/17                                                                            1,160,000          1,197,816
                                                                                                                         __________

                                                                                                                         12,833,676
                                                                                                                         __________
Housing Revenue Bonds - 8.86%
Minneapolis Multifamily Housing Revenue (Trinity Apartments-Section 8) Series A 6.75% 5/1/21           1,820,000          1,913,822
Minnesota State Housing Finance Agency Residential Housing
     Series I 5.10% 7/1/20 (AMT)                                                                         845,000            873,772
     Series M 4.85% 7/1/31 (AMT)                                                                       1,000,000          1,022,910
Minnesota State Housing Finance Agency Single Family Mortgage Series J 5.90% 7/1/28 (AMT)                445,000            460,063
@Park Rapids Multifamily Revenue (The Court Apartments Project-Section 8) 6.05% 8/1/12                   615,000            594,508
                                                                                                                            _______

                                                                                                                          4,865,075
                                                                                                                          _________

Lease Revenue Bonds - 4.14%
Edina Housing & Redevelopment Authority Public Project Revenue (Appropriate Lease Obligation)
     5.125% 2/1/19                                                                                     1,000,000          1,058,481
Hibbing Economic Development Authority Revenue (Hibbing Lease Obligation) 6.10% 2/1/08                   285,000            285,524
Virginia Housing & Redevelopment Authority Health Care Facility (Lease Revenue) 5.25% 10/1/25            880,000            931,242
                                                                                                                           ________

                                                                                                                          2,275,247
                                                                                                                          _________

Local General Obligation Bonds - 27.60%
Big Lake Independent School District #727 Series C
     5.00% 2/1/16 (FSA)                                                                                1,180,000          1,243,378
     5.00% 2/1/17 (FSA)                                                                                1,000,000          1,051,920
Centennial Independent School District #012 Series A
     5.00% 2/1/18 (FSA)                                                                                1,000,000          1,061,820
     5.00% 2/1/20 (FSA)                                                                                  750,000            796,365
Dakota County Capital Improvement Series A 4.75% 2/1/17                                                1,000,000          1,043,120
Dakota County Community Development Agency Governmental Housing Refunding
     (Senior Housing Facilities) Series A 5.00% 1/1/22                                                 1,150,000          1,234,905
Hennepin County Series B 4.75% 12/1/14                                                                 1,000,000          1,044,300
Hopkins Independent School District #270 5.125% 2/1/17 (FGIC)                                          2,000,000          2,147,959


Minneapolis Tax Increment Revenue (Ivy Tower Project) 5.50% 2/1/22                                       415,000            424,209
Moorhead Independent School District #152 5.00% 4/1/10 (FGIC)                                          1,000,000          1,047,760
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)                                     1,500,000          1,592,730
South Washington County Independent School District #833 Series B 5.00% 2/1/16 (FSA)                   1,560,000          1,657,562
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)                                    750,000            815,130
                                                                                                                            _______

                                                                                                                         15,161,158
                                                                                                                         __________

$ Pre-Refunded Bonds - 6.48%
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12           1,750,000          1,939,945
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
     Project) Series 5-D 6.625% 5/1/20-10                                                              1,000,000          1,074,140
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Refunding Series D
     5.25% 7/1/38-12                                                                                     500,000            544,430
                                                                                                                            _______

                                                                                                                          3,558,515
                                                                                                                          _________

Special Tax Revenue Bonds - 1.54%
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/46                800,000            847,072
                                                                                                                            _______

                                                                                                                            847,072
                                                                                                                            _______

State General Obligation Bonds - 6.91%
Minnesota State 5.00% 8/1/21                                                                           2,550,000          2,707,284
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A
     (LOC-Puerto Rico Government Bank) 5.75% 8/1/27                                                    1,000,000          1,086,040
                                                                                                                          _________

                                                                                                                          3,793,324
                                                                                                                          _________

Transportation Revenue Bonds - 1.47%
Minneapolis/St. Paul Metropolitan Airports Commission Series 14 5.50% 1/1/11 (AMT)                       750,000            806,625
                                                                                                                            _______

                                                                                                                            806,625
                                                                                                                            _______

Total Municipal Bonds (cost $51,678,621)                                                                                 54,162,495
                                                                                                                         __________


Short-Term Investments - 0.23%

Money Market Instruments - 0.23%
Federated Minnesota Municipal Cash Trust 3.292% 12/1/06                                                  129,057            129,057
                                                                                                                            _______


Total Short-Term Investments (cost $129,057)                                                                                129,057
                                                                                                                            _______


Total Market Value of Securities - 98.84%
     (cost $51,807,678)                                                                                                  54,291,552

Receivables and Other Assets Net of Liabilities (See Notes) - 1.16%                                                         637,053
                                                                                                                            _______


Net Assets Applicable to 5,012,324 Shares Outstanding - 100.00%                                                         $54,928,605
                                                                                                                        ___________

@ Illiquid security. At November 30, 2006, the aggregate amount of illiquid securities equaled $594,508, which represented 1.08%
of the Fund's net assets. See Note 3 in "Notes."

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."


Summary of Abbreviations:

AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Intermediate Tax Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $51,807,678
                                                                    ____________

Aggregate unrealized appreciation                                      2,506,933
Aggregate unrealized depreciation                                       (23,059)
                                                                    ____________

Net unrealized appreciation                                         $  2,483,874
                                                                    ____________

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $1,356,875 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,024,839 expires in 2009, $4,037 expires in 2010, $246,659 expires in 2011, and $81,340 expires in 2014.

3. Credit and Market Risk

The Fund concentrates their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Item 2.  Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: